SHARE OPTION PLANS (Details) (USD $) In Millions, except Share data, unless otherwise specified	1 Months Ended	12 Months Ended
	Apr. 30, 2011	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding [Roll Forward]
Expired (in shares)		(581,000)
Share-based Compensation Arrangement by Share-based Payment Award, Options, Additional Disclosures [Abstract]
Expired, weighted average exercise price (in krones per share)		$ 130.46
Stock Options [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based payment award, expiration period		5 years
Further grant of options	145,000
Share-based Compensation Arrangement by Share-based Payment Award, Fair Value Assumptions and Methodology [Abstract]
Risk free interest rate (in hundredths)					1.35%
Expected life					3 years 6 months
Expected volatility (in hundredths)					62.27%
Expected dividend yield (in hundredths)					0.00%
Estimated risk free interest rate basis					interest rate on three-year U.S. treasury zero coupon issues.
Assumption of percentage of options granted will vest (in hundredths)					95.00%
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding [Roll Forward]
Options outstanding at beginning of period (in shares)		712,700	726,000	739,700
Forfeited (in shares)		(6,700)	(13,300)	(13,700)
Options outstanding at end of period (in shares)		125,000	712,700	726,000	739,700
Options outstanding at end of period, Exercisable, Number (in shares)		125,000	670,900	629,300
Share-based Compensation Arrangement by Share-based Payment Award, Options, Additional Disclosures [Abstract]
Options outstanding at beginning of period, weighted average exercise price (in krones per share)		$ 130.46	$ 130.46	$ 130.46
Forfeited, weighted average exercise price (in krones per share)		$ 130.46	$ 130.46	$ 130.46
Options outstanding at end of period, weighted average exercise price (in krones per share)		$ 130.46	$ 130.46	$ 130.46	$ 130.46
Options outstanding at end of period, Exercisable, number (in shares)		125,000	670,900	629,300
Options outstanding at end of period, Exercisable, weighted average exercise price (in Krones per share)		$ 130.46	$ 130.46
Options outstanding at end of period, Exercisable, weighted average remaining contractual terms (in years)		1 year 3 months 18 days	1 year 6 months	2 years
Share-based Compensation Arrangement by Share-based Payment Award, Options, Vested in Period, Fair Value		$ 0.5	$ 0.4	$ 2.5
Options outstanding and exercisable, intrinsic value		0	0
Employee service share-based compensation, aggregate disclosures [Abstract]
Non-vested awards, unrecognized compensation cost		0	0.04
Compensation expense recognized		$ 0.04	$ 0.20	$ 0.80
Maximum [Member] | Stock Options [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Award vesting period, minimum		3 years